Finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs Disclosure [Abstract]
Schedule Of Finance Income/(Costs)

(in €‘000)	Notes	2023	2022	2021
Interest expenses on shareholder loans	25	—	(1,743)	(8,162)
Interest expenses on old facility (senior debt) and renewed facility	25	(23,364)	(12,139)	(6,446)
Loss on the old facility modification	25	—	(1,730)	—
Loss on the old facility extinguishment	25	—	(2,832)	—
Finance costs on borrowings		(23,364)	(18,444)	(14,608)
Interest expenses on lease liabilities	17	(3,678)	(1,777)	(527)
Fair value gains/(losses) on derivatives	19	(5,497)	5,507	593
Fair value gains/(losses) on public warrant liabilities	27	(6,273)	19,964	—
Fair value gains/(losses) on private placement warrant liabilities	27	—	7,139	—
Other finance income/(costs)		480	—	—
Exchange differences – net		523	(2,069)	(877)
Finance income/(costs)		(37,809)	10,320	(15,419)